LEASES - Lease cost (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor			Successor
Finance lease cost
Amortization of leased assets			$ 119			$ 4,475	$ 11,948	$ 13,104
Interest on lease liabilities			293			4,754	8,659	10,741
Operating lease cost
Short-term			6,148			2,622	1,813	5,345
Total Lease cost			30,829			50,594	57,517	80,513
Over-market lease rates
Operating lease cost
Credits for amortization of Over-market Liabilities	$ 1,618	$ 3,726	0	$ 4,373	$ 7,830	17,275	14,110	20,386
Aircraft
Operating lease cost
Included in ROU asset			16,177			33,315	30,717	40,043
Variable							(1,541)
Variable			6,004			894		4,520
Other
Operating lease cost
Included in ROU asset			1,648			3,832	4,872	5,415
Variable			$ 440			$ 702	$ 1,049	$ 1,345